Significant Related Party Transactions (Details) - Schedule of Significant Related Party Transactions	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
V Capital Sdn Bhd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common shareholder
Nature	Trade nature
Description	Purchase of services
Significant related party transactions			RM 62,257
V Invesco Sdn Bhd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common shareholder
Nature	Trade nature
Description	Purchase of services
Significant related party transactions			55,500
V Capital Sdn Bhd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid by V Capital Sdn Bhd
Significant related party transactions			(327,307)
V Capital Sdn Bhd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid to V Capital Sdn Bhd
Significant related party transactions	RM 165,000	34,978
V Invesco Sdn Bhd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid by V Invesco Sdn Bhd
Significant related party transactions			(10,000)
V Invesco Sdn Bhd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common shareholder
Nature	Trade nature
Description	Sale of services
Significant related party transactions
V Invesco Fund (L) Limited [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid by V Invesco Fund (L) Limited
Significant related party transactions			(5,093)
V Consortium Sdn Bhd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common shareholder
Nature	Non-trade nature
Description	Advances paid by V Consortium Sdn Bhd
Significant related party transactions			(56,058)
Hoo Voon Him [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Director
Nature	Non-trade nature
Description	Advance paid to Director
Significant related party transactions	RM 204,469	43,345
Noraini Binti Aripin [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Director
Nature	Non-trade nature
Description	Advance receipt from Director
Significant related party transactions			(1,152,464)
Vincent Hong [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Director
Nature	Non-trade nature
Description	Advance receipt from Director
Significant related party transactions			(466,783)
Noraini Binti Aripin [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Director
Nature	Non-trade nature
Description	Advance paid to Director
Significant related party transactions	RM 930,890	197,340
Reveillon Group Sdn Bhd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common Director
Nature	Trade nature
Description	Sale of financing services
Significant related party transactions	RM (147,489)	(31,266)
Reveillon Group Sdn Bhd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common Director
Nature	Trade nature
Description	Sale of consultancy services
Significant related party transactions	RM (2,962,982)	(628,123)
XVI Troika Sdn Bhd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common Director
Nature	Trade nature
Description	Sale of financing services
Significant related party transactions	RM (154,135)	(32,675)
Reveillon Group Limited [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common Director
Nature	Trade nature
Description	Sale of financing services
Significant related party transactions	RM (3,656)	$ (775)